United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/19

Date of Reporting Period: 10/31/19

Item 1.	Reports to Stockholders

Annual Shareholder Report
October 31, 2019
Share Class | Ticker	C | MXCCX	R | FMXKX	Institutional | FISPX	Service | FMXSX

Federated Max-Cap Index Fund
Fund Established 1990

A Portfolio of Federated Index Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Max-Cap Index Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2018 through October 31, 2019. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Max-Cap Index Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2019, was 12.59% for Class C Shares, 13.00% for Class R Shares, 13.76% for Institutional Shares and 13.41% for Service Shares. The total return of the Standard & Poor's 500® Index (S&P 500),1 the Fund's broad-based securities market index, was 14.33% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 500.
The Fund normally invests its assets primarily in the common stocks included in the S&P 500. Under normal circumstances, Fund management will also use enhanced strategies (discussed further below) in an attempt to improve the performance of the portfolio relative to the S&P 500 to compensate for Fund expenses and tracking error (difference in the Fund's performance relative to the performance of the S&P 500). During the reporting period, the Fund's investment strategy focused on the use of enhanced strategies, which was the most significant factor affecting the Fund's performance relative to the S&P 500.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the reporting period, the domestic equity market had positive performance as evidenced by the 13.66% return of the S&P Composite 1500® Index (S&P 1500).2 The large-cap portion of the S&P 1500, as represented by the S&P 500, led the market with a 14.33% return for the reporting period. The largest stocks in the S&P 1500, as represented by the S&P 100® Index,3 followed with a return of 14.06%. Mid-cap stock performance trailed its larger peers as the S&P Mid-Cap 400® Index4 returned 9.02%. Small-cap stocks in the S&P 1500, as represented by the S&P SmallCap 600® Index,5 had the worst performance of the market cap segments, returning 3.24% for the reporting period. Value stocks slightly outperformed growth stocks as the S&P Composite 1500® Value Index6 returned 13.69% versus the 13.67% return of the S&P Composite 1500® Growth Index.7
Within the S&P 500, sector8 performance was mixed during the reporting period. Utilities, Information Technology, Consumer Staples, Real Estate, Health Care, Consumer Discretionary, Industrials, Materials, Communication Services and Financials all had positive performance for the reporting period while Energy had negative performance. Real Estate led the way, advancing 26.73%, followed by Utilities (23.71%) and Information Technology (22.59%). The Energy sector posted the weakest results (-11.04%), followed by Health Care (8.63%) and Financials (11.72%). Microsoft Corporation (Information
Annual Shareholder Report

Technology), Facebook, Inc. Class A (Communication Services) and Procter & Gamble Company (Consumer Staples) posted the strongest contribution to performance in the S&P 500, while Exxon Mobil Corporation (Energy), Altria Group Inc (Consumer Staples) and PG&E Corporation (Utilities) detracted the most from the performance of the S&P 500 for the reporting period.
Enhanced Strategies
Portfolio management of the enhanced strategies of the Fund consisted of overweighting and underweighting stocks relative to the S&P 500 based upon Fund management's quantitative analysis of the securities. During the reporting period, the Fund underperformed the S&P 500 by 0.57% on a net basis and underperformed the S&P 500 by 0.14% on a gross basis. This underperformance on a gross basis was primarily due to the underperformance of the quantitative strategy. The Fund invested in a stock-based strategy that also utilized S&P 500 futures9 to provide equity exposure on the Fund's cash balances. The S&P 500 had positive performance for the reporting period; therefore, the trading of futures contracts had a positive effect on the Fund's performance.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P 500.
2	The S&P Composite 1500® Index combines three leading indices, the S&P 500® Index, the S&P MidCap 400® Index and the S&P SmallCap 600® Index to cover approximately 90% of the U.S. market capitalization.*
3	The S&P 100® Index, a sub-set of the S&P 500® Index, measures the performance of large-cap companies in the United States. The Index comprises 100 major, blue chip companies across multiple industry groups. Individual stock options are listed for each index constituent.*
4	The S&P MidCap 400® Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.*
5	The S&P SmallCap 600® Index measures the small-cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.*
6	The S&P Composite 1500® Value Index measures value stocks using three factors: the ratios of book value, earnings and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index, which combines the S&P 500 ® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index.*
7	The S&P Composite 1500® Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price and momentum. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index which combines the S&P 500® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index.*
8	Sector classifications are based upon the classification of the Standard & Poor's Global Industry Classification Standard.
9	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
*	The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Max-Cap Index Fund from October 31, 2009 to October 31, 2019, compared to the Standard & Poor's 500® Index (S&P 500).2 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2019
■	Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00%, as applicable.

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 10/31/2019
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class C Shares	11.81%	9.34%	12.28%
Class R Shares	13.00%	9.69%	12.64%
Institutional Shares	13.76%	10.50%	13.48%
Service Shares	13.41%	10.16%	13.14%
S&P 500	14.33%	10.78%	13.70%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At October 31, 2019, the Fund's sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Information Technology	21.9%
Health Care	13.8%
Financials	12.7%
Communication Services	10.3%
Consumer Discretionary	9.9%
Industrials	9.1%
Consumer Staples	7.3%
Energy	4.3%
Utilities	3.4%
Real Estate	3.1%
Materials	2.6%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	1.6%
Other Assets and Liabilities—Net[3,5]	0.0%
TOTAL[6]	100.0%
1	Except for Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's 500 Composite Stock Price (S&P 500) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.0%.
Annual Shareholder Report

Portfolio of Investments
October 31, 2019
Shares			Value
	[1]	COMMON STOCKS—98.4%
		Communication Services—10.3%
6,656		Activision Blizzard, Inc.	$372,936
3,703	[2]	Alphabet, Inc., Class A	4,661,336
3,736	[2]	Alphabet, Inc., Class C	4,707,771
90,251		AT&T, Inc.	3,473,761
4,757		CBS Corp., Class B	171,442
14,493		CenturyLink, Inc.	187,539
2,351	[2]	Charter Communications, Inc.	1,099,939
55,215		Comcast Corp., Class A	2,474,736
1,371	[2]	Discovery, Inc., Class A	36,955
3,658	[2]	Discovery, Inc., Class C	92,328
2,097	[2]	DISH Network Corp., Class A	72,095
2,090	[2]	Electronic Arts, Inc.	201,476
29,600	[2]	Facebook, Inc.	5,672,840
3,887		Fox Corp., Class A	124,539
1,519		Fox Corp., Class B	47,454
11,977		Interpublic Group of Cos., Inc.	260,500
4,858	[2]	NetFlix, Inc.	1,396,238
3,649		News Corp., Inc., Class A	50,028
430		News Corp., Inc., Class B	6,072
2,698		Omnicom Group, Inc.	208,259
3,573	[2]	T-Mobile USA, Inc.	295,344
2,571	[2]	Take-Two Interactive Software, Inc.	309,420
1,203	[2]	TripAdvisor, Inc.	48,601
9,026	[2]	Twitter, Inc.	270,509
51,464		Verizon Communications, Inc.	3,112,028
10,456		Viacom, Inc., Class B	225,431
21,962		Walt Disney Co.	2,853,303
		TOTAL	32,432,880
		Consumer Discretionary—9.9%
5,136	[2]	Amazon.com, Inc.	9,124,926
3,186		Aptiv PLC	285,306
435	[2]	AutoZone, Inc.	497,805
2,856		Best Buy Co., Inc.	205,146
2,893		Block (H&R), Inc.	72,296
530	[2]	Booking Holdings, Inc.	1,085,848
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
3,229		BorgWarner, Inc.	$134,585
259	[2]	CarMax, Inc.	24,131
1,757		Carnival Corp.	75,358
277	[2]	Chipotle Mexican Grill, Inc.	215,550
3,541		D. R. Horton, Inc.	185,442
1,400		Darden Restaurants, Inc.	157,178
2,971		Dollar General Corp.	476,370
2,640	[2]	Dollar Tree, Inc.	291,456
8,953		eBay, Inc.	315,593
2,865		Expedia Group, Inc.	391,531
45,617		Ford Motor Co.	391,850
3,577		Garmin Ltd.	335,344
15,050		General Motors Co.	559,258
1,592		Genuine Parts Co.	163,307
6,575		Hanesbrands, Inc.	100,006
2,815		Harley-Davidson, Inc.	109,532
1,191		Hasbro, Inc.	115,896
3,213		Hilton Worldwide Holdings, Inc.	311,533
13,357		Home Depot, Inc.	3,133,285
2,353		Kohl's Corp.	120,615
11,012		L Brands, Inc.	187,644
4,171		Las Vegas Sands Corp.	257,935
1,697		Leggett and Platt, Inc.	87,056
2,932		Lennar Corp., Class A	174,747
4,299	[2]	LKQ Corp.	146,123
9,480		Lowe's Cos., Inc.	1,058,063
4,702		Macy's, Inc.	71,282
3,531		Marriott International, Inc., Class A	446,848
9,210		McDonald's Corp.	1,811,607
5,806		MGM Resorts International	165,471
985	[2]	Mohawk Industries, Inc.	141,229
13,293		Newell Brands, Inc.	252,168
15,773		Nike, Inc., Class B	1,412,472
2,054		Nordstrom, Inc.	73,739
5,514	[2]	Norwegian Cruise Line Holdings Ltd.	279,891
42	[2]	NVR, Inc.	152,737
864	[2]	O'Reilly Automotive, Inc.	376,281
2,308		Pulte Group, Inc.	90,566
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
1,268		PVH Corp.	$110,519
888		Ralph Lauren Corp.	85,301
4,564		Ross Stores, Inc.	500,534
751		Royal Caribbean Cruises, Ltd.	81,731
16,425		Starbucks Corp.	1,388,898
6,009		Target Corp.	642,422
15,437		TJX Cos., Inc.	889,943
1,136		Tractor Supply Co.	107,943
1,392	[2]	Ulta Beauty, Inc.	324,545
6,119	[2]	Under Armour, Inc., Class A	126,357
6,565	[2]	Under Armour, Inc., Class C	121,453
2,257		V.F. Corp.	185,729
575		Whirlpool Corp.	87,469
1,309		Wynn Resorts Ltd.	158,834
3,479		Yum! Brands, Inc.	353,849
		TOTAL	31,230,533
		Consumer Staples—7.3%
19,184		Altria Group, Inc.	859,251
3,105		Archer-Daniels-Midland Co.	130,534
4,632		Brown-Forman Corp., Class B	303,489
1,736		Campbell Soup Co.	80,394
2,680		Church and Dwight, Inc.	187,439
1,748		Clorox Co.	258,162
11,004		Colgate-Palmolive Co.	754,874
6,945		Conagra Brands, Inc.	187,862
2,208		Constellation Brands, Inc., Class A	420,249
5,311		Costco Wholesale Corp.	1,577,951
5,375		Coty, Inc. - CL A	62,834
2,566		Estee Lauder Cos., Inc., Class A	477,969
6,870		General Mills, Inc.	349,408
2,836		Hershey Foods Corp.	416,523
3,412		Hormel Foods Corp.	139,517
3,545		Kellogg Co.	225,214
3,095		Kimberly-Clark Corp.	411,264
13,124		Kraft Heinz Co./The	424,299
10,642		Kroger Co.	262,219
1,574		Lamb Weston Holdings, Inc.	122,835
1,324		McCormick & Co., Inc.	212,754
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
17,208		Mondelez International, Inc.	$902,560
5,288	[2]	Monster Beverage Corp.	296,815
16,091		PepsiCo, Inc.	2,207,202
21,310		Philip Morris International, Inc.	1,735,486
30,652		Procter & Gamble Co.	3,816,481
1,129		Smucker (J.M.) Co.	119,313
6,714		Sysco Corp.	536,247
47,973		The Coca-Cola Co.	2,611,170
3,282		Tyson Foods, Inc., Class A	271,717
9,909		Walgreens Boots Alliance, Inc.	542,815
17,545		WalMart Inc.	2,057,327
		TOTAL	22,962,174
		Energy—4.3%
5,189		Apache Corp.	112,394
5,766		Baker Hughes a GE Co. LLC	123,392
13,611		Cabot Oil & Gas Corp., Class A	253,709
23,343		Chevron Corp.	2,711,056
1,495		Cimarex Energy Co.	63,119
2,900		Concho Resources, Inc.	195,808
16,238		ConocoPhillips	896,338
5,346		Devon Energy Corp.	108,417
430		Diamondback Energy, Inc.	36,877
7,527		EOG Resources, Inc.	521,696
50,000		Exxon Mobil Corp.	3,378,500
3,446		Halliburton Co.	66,335
4,921		Helmerich & Payne, Inc.	184,537
5,531		Hess Corp.	363,663
1,867		HollyFrontier Corp.	102,573
31,410		Kinder Morgan, Inc.	627,572
9,949		Marathon Oil Corp.	114,712
8,160		Marathon Petroleum Corp.	521,832
5,040		National Oilwell Varco, Inc.	114,005
5,227		Noble Energy, Inc.	100,672
11,691		Occidental Petroleum Corp.	473,485
3,041		ONEOK, Inc.	212,353
5,584		Phillips 66	652,323
929		Pioneer Natural Resources, Inc.	114,286
17,852		Schlumberger Ltd.	583,582
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
3,890		TechnipFMC PLC	$76,750
5,408		Valero Energy Corp.	524,468
15,688		Williams Cos., Inc.	349,999
		TOTAL	13,584,453
		Financials—12.7%
969		Affiliated Managers Group	77,404
8,537		Aflac, Inc.	453,827
4,339		Allstate Corp.	461,756
9,685		American Express Co.	1,135,857
10,396		American International Group, Inc.	550,572
1,657		Ameriprise Financial, Inc.	250,025
2,747		Aon PLC	530,610
510		Assurant, Inc.	64,296
103,493		Bank of America Corp.	3,236,226
11,030		Bank of New York Mellon Corp.	515,652
6,528		BB&T Corp.	346,310
23,422	[2]	Berkshire Hathaway, Inc., Class B	4,979,049
1,516		BlackRock, Inc.	699,937
5,601		Capital One Financial Corp.	522,293
1,112		Cboe Global Markets, Inc.	128,047
10,752		Charles Schwab Corp.	437,714
5,624		Chubb Ltd.	857,210
1,602		Cincinnati Financial Corp.	181,362
30,033		Citigroup, Inc.	2,158,171
9,756		Citizens Financial Group, Inc.	343,021
4,266		CME Group, Inc.	877,729
4,168		Comerica, Inc.	272,671
5,756		Discover Financial Services	461,977
3,637		E*Trade Financial Corp.	151,990
8,019		Fifth Third Bancorp	233,193
461		First Republic Bank	49,032
4,514		Franklin Resources, Inc.	124,361
574		Gallagher (Arthur J.) & Co.	52,360
911		Globe Life, Inc.	88,668
4,052		Goldman Sachs Group, Inc.	864,616
13,204		Huntington Bancshares, Inc.	186,573
6,576		Intercontinental Exchange, Inc.	620,248
39,648		JPMorgan Chase & Co.	4,952,828
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
12,544		KeyCorp	$225,416
4,989		Lincoln National Corp.	281,779
2,749		Loews Corp.	134,701
1,842		M & T Bank Corp.	288,328
913		Marketaxess Holdings, Inc.	336,523
4,735		Marsh & McLennan Cos., Inc.	490,641
13,017		MetLife, Inc.	609,065
1,863		Moody's Corp.	411,145
16,173		Morgan Stanley	744,767
913		MSCI, Inc., Class A	214,153
2,968		Northern Trust Corp.	295,850
4,395		PNC Financial Services Group	644,746
2,756		Principal Financial Group, Inc.	147,115
7,608		Progressive Corp., OH	530,278
5,092		Prudential Financial, Inc.	464,085
1,729		Raymond James Financial, Inc.	144,354
11,953		Regions Financial Corp.	192,443
2,915		S&P Global, Inc.	752,041
2,075		State Street Corp.	137,095
5,253		SunTrust Banks, Inc.	358,990
729	[2]	SVB Financial Group	161,459
12,034		Synchrony Financial	425,643
3,167		T. Rowe Price Group, Inc.	366,739
1,920		The Hartford Financial Services Group, Inc.	109,594
4,253		The Travelers Cos., Inc.	557,398
17,406		U.S. Bancorp	992,490
7,768		Unum Group	213,931
50,023		Wells Fargo & Co.	2,582,687
1,434		Willis Towers Watson PLC	268,015
1,993		Zions Bancorporation, N.A.	96,601
		TOTAL	40,043,657
		Health Care—13.8%
21,404		Abbott Laboratories	1,789,588
20,358		AbbVie, Inc.	1,619,479
1,358	[2]	Abiomed, Inc.	281,894
3,419		Agilent Technologies, Inc.	258,989
2,577	[2]	Alexion Pharmaceuticals, Inc.	271,616
1,600	[2]	Align Technology, Inc.	403,664
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
3,855		Allergan PLC	$678,904
1,914		AmerisourceBergen Corp.	163,417
7,231		Amgen, Inc.	1,542,011
3,150		Anthem, Inc.	847,602
5,938		Baxter International, Inc.	455,445
3,445		Becton Dickinson & Co.	881,920
2,345	[2]	Biogen, Inc.	700,475
13,592	[2]	Boston Scientific Corp.	566,786
20,278		Bristol-Myers Squibb Co.	1,163,349
3,875		Cardinal Health, Inc.	191,619
8,502	[2]	Celgene Corp.	918,471
5,407	[2]	Centene Corp.	287,004
4,180		Cerner Corp.	280,562
4,839		CIGNA Corp.	863,568
1,121		Cooper Cos., Inc.	326,211
16,221		CVS Health Corp.	1,076,912
7,654		Danaher Corp.	1,054,874
1,249	[2]	Davita, Inc.	73,191
5,841		Dentsply Sirona, Inc.	319,970
2,419	[2]	Edwards Lifesciences Corp.	576,641
10,265		Eli Lilly & Co.	1,169,697
15,690		Gilead Sciences, Inc.	999,610
3,519		HCA Healthcare, Inc.	469,927
1,340	[2]	Henry Schein, Inc.	83,864
6,366	[2]	Hologic, Inc.	307,541
1,112		Humana, Inc.	327,150
499	[2]	IDEXX Laboratories, Inc.	142,220
1,307	[2]	Illumina, Inc.	386,245
4,166	[2]	Incyte Genomics, Inc.	349,611
1,130	[2]	Intuitive Surgical, Inc.	624,833
3,242	[2]	IQVIA Holdings, Inc.	468,210
32,748		Johnson & Johnson	4,324,046
1,383	[2]	Laboratory Corp. of America Holdings	227,877
3,332		McKesson Corp.	443,156
16,251		Medtronic PLC	1,769,734
31,176		Merck & Co., Inc.	2,701,712
259	[2]	Mettler-Toledo International, Inc.	182,579
5,330	[2]	Mylan NV	102,070
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
1,505		PerkinElmer, Inc.	$129,370
1,241		Perrigo Co. PLC	65,798
68,414		Pfizer, Inc.	2,625,045
1,950		Quest Diagnostics, Inc.	197,438
986	[2]	Regeneron Pharmaceuticals, Inc.	301,992
1,540		ResMed, Inc.	227,797
3,814		Stryker Corp.	824,854
479		Teleflex, Inc.	166,409
4,830		Thermo Fisher Scientific, Inc.	1,458,563
11,015		UnitedHealth Group, Inc.	2,783,490
964		Universal Health Services, Inc., Class B	132,511
1,039	[2]	Varian Medical Systems, Inc.	125,522
2,295	[2]	Vertex Pharmaceuticals, Inc.	448,627
151	[2]	Waters Corp.	31,955
51	[2]	WellCare Health Plans, Inc.	15,127
2,309		Zimmer Biomet Holdings, Inc.	319,173
7,119		Zoetis, Inc.	910,662
		TOTAL	43,438,577
		Industrials—9.1%
7,271		3M Co.	1,199,642
3,898		Alaska Air Group, Inc.	270,638
850		Allegion PLC	98,634
4,517		Ametek, Inc.	413,983
6,524		Boeing Co.	2,217,573
1,734		C.H. Robinson Worldwide, Inc.	131,160
7,167		Caterpillar, Inc.	987,613
942		Cintas Corp.	253,087
2,110	[2]	Copart, Inc.	174,370
12,004		CSX Corp.	843,521
1,754		Cummins, Inc.	302,530
3,699		Deere & Co.	644,144
7,368		Delta Air Lines, Inc.	405,829
1,482		Dover Corp.	153,965
5,145		Eaton Corp. PLC	448,181
8,049		Emerson Electric Co.	564,637
402		Equifax, Inc.	54,957
1,838		Expeditors International Washington, Inc.	134,064
2,322		Fastenal Co.	83,453
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
3,158		FedEx Corp.	$482,100
1,485		Flowserve Corp.	72,527
5,872		Fortive Corp.	405,168
2,163		Fortune Brands Home & Security, Inc.	129,888
2,066		General Dynamics Corp.	365,269
108,578		General Electric Co.	1,083,608
8,733		Honeywell International, Inc.	1,508,451
750		IDEX Corp.	116,648
4,488	[2]	IHS Markit Ltd.	314,250
3,446		Illinois Tool Works, Inc.	580,927
2,728		Ingersoll-Rand PLC	346,156
1,336		Jacobs Engineering Group, Inc.	125,023
13,292		Johnson Controls International PLC	575,942
1,007		Kansas City Southern Industries, Inc.	141,766
3,468		L3Harris Technologies Inc.	715,483
2,995		Lockheed Martin Corp.	1,128,157
2,817		Masco Corp.	130,286
5,532		Nielsen Holdings PLC	111,525
3,101		Norfolk Southern Corp.	564,382
2,348		Northrop Grumman Corp.	827,623
4,420		PACCAR, Inc.	336,185
1,598		Parker-Hannifin Corp.	293,217
2,735		Pentair PLC	113,421
2,660		Raytheon Co.	564,479
2,251		Republic Services, Inc.	196,985
1,630		Rockwell Automation, Inc.	280,344
2,618		Rollins, Inc.	99,772
1,712		Roper Technologies, Inc.	576,876
2,091		Smith (A.O.) Corp.	103,881
6,500		Southwest Airlines Co.	364,845
1,934		Stanley Black & Decker Inc.	292,672
3,432		Textron Inc.	158,181
901		Transdigm Group, Inc.	474,178
8,588		Union Pacific Corp.	1,420,971
2,786	[2]	United Airlines Holdings, Inc.	253,080
8,861		United Parcel Service, Inc.	1,020,521
2,179	[2]	United Rentals, Inc.	291,049
10,216		United Technologies Corp.	1,466,813
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
2,983		Verisk Analytics, Inc.	$431,640
650		W.W. Grainger, Inc.	200,746
2,107		Wabtec Corp.	146,163
6,148		Waste Management, Inc.	689,867
247		Xylem, Inc.	18,942
		TOTAL	28,901,988
		Information Technology—21.9%
7,691		Accenture PLC	1,426,065
5,993	[2]	Adobe, Inc.	1,665,635
8,301	[2]	Advanced Micro Devices, Inc.	281,653
3,754	[2]	Akamai Technologies, Inc.	324,721
740		Alliance Data Systems Corp.	74,000
3,552		Amphenol Corp., Class A	356,372
4,286		Analog Devices, Inc.	457,016
335	[2]	Ansys, Inc.	73,750
52,440		Apple, Inc.	13,044,974
10,786		Applied Materials, Inc.	585,248
41	[2]	Arista Networks, Inc.	10,027
3,707	[2]	Autodesk, Inc.	546,264
5,213		Automatic Data Processing, Inc.	845,705
4,798		Broadcom, Inc.	1,405,094
1,416		Broadridge Financial Solutions	177,312
2,992	[2]	Cadence Design Systems, Inc.	195,527
1,530		CDW Corp.	195,702
52,547		Cisco Systems, Inc.	2,496,508
1,834		Citrix Systems, Inc.	199,649
4,383		Cognizant Technology Solutions Corp.	267,100
9,722		Corning, Inc.	288,063
964	[2]	F5 Networks, Inc.	138,893
7,327		Fidelity National Information Services, Inc.	965,406
6,739	[2]	Fiserv, Inc.	715,277
962	[2]	FleetCor Technologies Inc.	283,040
1,632		FLIR Systems, Inc.	84,146
3,708	[2]	Fortinet Inc.	302,425
14	[2]	Gartner, Inc., Class A	2,157
3,508		Global Payments, Inc.	593,483
14,194		Hewlett Packard Enterprise Co.	232,924
19,643		HP, Inc.	341,199
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
11,128		IBM Corp.	$1,488,147
55,114		Intel Corp.	3,115,594
3,090		Intuit, Inc.	795,675
4,028		Juniper Networks, Inc.	99,975
3,847	[2]	Keysight Technologies, Inc.	388,201
1,767		KLA Corp.	298,694
2,429		Lam Research Corp.	658,356
1,313		Leidos Holdings, Inc.	113,220
10,887		Mastercard, Inc.	3,013,630
3,824		Maxim Integrated Products, Inc.	224,316
2,601		Microchip Technology, Inc.	245,248
13,389	[2]	Micron Technology, Inc.	636,647
93,966		Microsoft Corp.	13,471,905
2,957		Motorola, Inc.	491,808
3,405		NetApp, Inc.	190,271
6,634		NVIDIA Corp.	1,333,567
27,699		Oracle Corp.	1,509,319
3,825		Paychex, Inc.	319,923
15,944	[2]	PayPal Holdings, Inc.	1,659,770
3,495	[2]	Qorvo, Inc.	282,606
15,017		Qualcomm, Inc.	1,207,968
10,822	[2]	Salesforce.com, Inc.	1,693,535
2,927		Seagate Technology PLC	169,854
2,185		Skyworks Solutions, Inc.	198,966
13,412		Symantec Corp.	306,867
1,627	[2]	Synopsys, Inc.	220,865
2,510		TE Connectivity Ltd.	224,645
11,319		Texas Instruments, Inc.	1,335,529
2,088	[2]	Verisign, Inc.	396,762
21,101		Visa, Inc., Class A	3,774,125
3,268		Western Digital Corp.	168,792
7,432		Xerox Holdings Corp.	252,168
2,816		Xilinx, Inc.	255,524
		TOTAL	69,117,807
		Materials—2.6%
2,577		Air Products & Chemicals, Inc.	549,571
18,314		Amcor PLC	174,349
768		Avery Dennison Corp.	98,196
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
6,159		Ball Corp.	$430,945
1,762		Celanese Corp.	213,466
5,762		CF Industries Holdings, Inc.	261,307
8,440		Corteva, Inc.	222,647
9,126		Dow, Inc	460,772
9,538		DuPont de Nemours, Inc.	628,650
2,112		Eastman Chemical Co.	160,596
3,866		Ecolab, Inc.	742,543
3,170		Freeport-McMoRan, Inc.	31,129
1,257		International Flavors & Fragrances, Inc.	153,367
8,609		International Paper Co.	376,041
6,502		Linde PLC	1,289,672
3,527		LyondellBasell Industries N.V.	316,372
1,341		Martin Marietta Materials	351,221
10,881		Newmont Goldcorp Corp	432,302
820		Nucor Corp.	44,157
869		Packaging Corp. of America	95,121
3,166		PPG Industries, Inc.	396,130
1,160		Sealed Air Corp.	48,453
956		Sherwin-Williams Co.	547,138
1,425		Vulcan Materials Co.	203,590
2,672		WestRock Co.	99,853
		TOTAL	8,327,588
		Real Estate—3.1%
400		Alexandria Real Estate Equities, Inc.	63,500
6,130		American Tower Corp.	1,336,830
1,238		Apartment Investment & Management Co., Class A	67,941
1,575		Avalonbay Communities, Inc.	342,815
2,007		Boston Properties, Inc.	275,360
3,815	[2]	CBRE Group, Inc.	204,293
4,904		Crown Castle International Corp.	680,626
2,815		Digital Realty Trust, Inc.	357,618
9,059		Duke Realty Corp.	318,333
991		Equinix, Inc.	561,679
3,936		Equity Residential Properties Trust	348,966
716		Essex Property Trust, Inc.	234,225
2,899		Extra Space Storage, Inc.	325,471
1,086		Federal Realty Investment Trust	147,707
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
1,672		HCP, Inc.	$62,901
10,772		Host Hotels & Resorts, Inc.	176,553
3,680		Kimco Realty Corp.	79,341
1,169		Mid-American Apartment Communities, Inc.	162,479
5,968		ProLogis Inc.	523,752
2,464		Public Storage	549,127
3,514		Realty Income Corp.	287,410
2,164		Regency Centers Corp.	145,507
2,005		SBA Communications, Corp.	482,503
3,993		Simon Property Group, Inc.	601,665
1,391		SL Green Realty Corp.	116,288
6,794		UDR, Inc.	341,399
4,164		Ventas, Inc.	271,076
2,440		Vornado Realty Trust L.P.	160,137
4,649		Welltower, Inc.	421,618
3,648		Weyerhaeuser Co.	106,558
		TOTAL	9,753,678
		Utilities—3.4%
8,702		AES Corp.	148,369
2,836		Alliant Energy Corp.	151,272
2,803		Ameren Corp.	217,793
5,885		American Electric Power Co., Inc.	555,485
1,975		American Water Works Co., Inc.	243,458
1,182		Atmos Energy Corp.	132,951
1,072		CenterPoint Energy, Inc.	31,163
3,007		CMS Energy Corp.	192,208
4,427		Consolidated Edison Co.	408,258
10,505		Dominion Energy, Inc.	867,188
2,492		DTE Energy Co.	317,282
7,350		Duke Energy Corp.	692,811
2,296		Edison International	144,418
2,183		Entergy Corp.	265,191
5,245		Evergy, Inc.	335,208
3,618		EverSource Energy	302,971
12,612		Exelon Corp.	573,720
9,846		FirstEnergy Corp.	475,759
6,705		NextEra Energy, Inc.	1,598,070
7,077		NRG Energy, Inc.	283,929
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
2,980		Pinnacle West Capital Corp.	$280,478
4,026		PPL Corp.	134,831
6,727		Public Service Enterprises Group, Inc.	425,886
3,434		Sempra Energy	496,247
12,373		Southern Co.	775,292
3,557		WEC Energy Group, Inc.	335,781
5,982		Xcel Energy, Inc.	379,917
		TOTAL	10,765,936
		TOTAL COMMON STOCKS (IDENTIFIED COST $87,451,880)	310,559,271
		INVESTMENT COMPANY—1.6%
5,039,404		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.930%[3] (IDENTIFIED COST $5,040,208)	5,040,916
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $92,492,088)[4]	315,600,187
		OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	(28,955)
		TOTAL NET ASSETS—100%	$315,571,232
At October 31, 2019, the Fund had the following outstanding futures contracts.
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
2S&P 500 E-Mini Long Futures	4	$607,160	December 2019	$5,422
2S&P 500 Index Long Futures	6	$4,553,700	December 2019	$57,265
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$62,687
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Manager or an affiliate of the Manager. Transactions with affiliated fund holdings during the period ended October 31, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2018	294,759	4,962,155	5,256,914
Purchases/Additions	9,308,868	71,471,735	80,780,603
Sales/Reductions	(9,603,627)	(71,394,486)	(80,998,113)
Balance of Shares Held 10/31/2019	—	5,039,404	5,039,404
Value	$—	$5,040,916	$5,040,916
Change in Unrealized Appreciation/Depreciation	N/A	$571	$571
Net Realized Gain/(Loss)	N/A	$683	$683
Dividend Income	$7,442	$146,838	$154,280
*	All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $5,160,860 at October 31, 2019, which represents 1.6% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.0%.
2	Non-income-producing security.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $95,646,575.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2019, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.74	$15.09	$14.54	$16.06	$17.27
Income From Investment Operations:
Net investment income	0.06[1]	0.06[1]	0.09	0.11	0.11
Net realized and unrealized gain	1.03	0.75	2.75	0.32	0.51
TOTAL FROM INVESTMENT OPERATIONS	1.09	0.81	2.84	0.43	0.62
Less Distributions:
Distributions from net investment income	(0.06)	(0.07)	(0.09)	(0.11)	(0.11)
Distributions from net realized gain	(3.86)	(3.09)	(2.20)	(1.84)	(1.72)
TOTAL DISTRIBUTIONS	(3.92)	(3.16)	(2.29)	(1.95)	(1.83)
Net Asset Value, End of Period	$9.91	$12.74	$15.09	$14.54	$16.06
Total Return[2]	12.59%	6.09%	22.22%	3.19%	3.71%
Ratios to Average Net Assets:
Net expenses	1.41%	1.41%	1.42%	1.42%	1.42%
Net investment income	0.61%	0.48%	0.60%	0.75%	0.61%
Expense waiver/reimbursement[3]	0.10%	0.06%	0.05%	0.05%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,742	$37,324	$41,904	$36,956	$40,273
Portfolio turnover	32%	30%	31%	31%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.92	$15.27	$14.68	$16.19	$17.39
Income From Investment Operations:
Net investment income	0.09[1]	0.10[1]	0.12	0.15	0.16
Net realized and unrealized gain	1.06	0.74	2.80	0.34	0.52
TOTAL FROM INVESTMENT OPERATIONS	1.15	0.84	2.92	0.49	0.68
Less Distributions:
Distributions from net investment income	(0.09)	(0.10)	(0.13)	(0.16)	(0.16)
Distributions from net realized gain	(3.86)	(3.09)	(2.20)	(1.84)	(1.72)
TOTAL DISTRIBUTIONS	(3.95)	(3.19)	(2.33)	(2.00)	(1.88)
Net Asset Value, End of Period	$10.12	$12.92	$15.27	$14.68	$16.19
Total Return[2]	13.00%	6.31%	22.65%	3.56%	4.05%
Ratios to Average Net Assets:
Net expenses	1.08%	1.11%	1.11%	1.10%	1.10%
Net investment income	0.94%	0.79%	0.92%	1.07%	0.93%
Expense waiver/reimbursement[3]	0.11%	0.07%	0.07%	0.08%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,142	$41,765	$47,867	$47,998	$45,190
Portfolio turnover	32%	30%	31%	31%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.09	$15.42	$14.80	$16.31	$17.50
Income From Investment Operations:
Net investment income	0.16[1]	0.21[1]	0.25	0.28	0.27
Net realized and unrealized gain	1.08	0.75	2.80	0.31	0.54
TOTAL FROM INVESTMENT OPERATIONS	1.24	0.96	3.05	0.59	0.81
Less Distributions:
Distributions from net investment income	(0.16)	(0.20)	(0.23)	(0.26)	(0.28)
Distributions from net realized gain	(3.86)	(3.09)	(2.20)	(1.84)	(1.72)
TOTAL DISTRIBUTIONS	(4.02)	(3.29)	(2.43)	(2.10)	(2.00)
Net Asset Value, End of Period	$10.31	$13.09	$15.42	$14.80	$16.31
Total Return[2]	13.76%	7.16%	23.55%	4.30%	4.87%
Ratios to Average Net Assets:
Net expenses	0.36%	0.36%	0.36%	0.35%	0.35%
Net investment income	1.66%	1.56%	1.67%	1.82%	1.68%
Expense waiver/reimbursement[3]	0.13%	0.11%	0.08%	0.09%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$133,835	$137,792	$201,836	$208,577	$257,742
Portfolio turnover	32%	30%	31%	31%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.94	$15.28	$14.69	$16.20	$17.40
Income From Investment Operations:
Net investment income	0.13[1]	0.16[1]	0.17	0.21	0.21
Net realized and unrealized gain	1.06	0.75	2.81	0.34	0.54
TOTAL FROM INVESTMENT OPERATIONS	1.19	0.91	2.98	0.55	0.75
Less Distributions:
Distributions from net investment income	(0.13)	(0.16)	(0.19)	(0.22)	(0.23)
Distributions from net realized gain	(3.86)	(3.09)	(2.20)	(1.84)	(1.72)
TOTAL DISTRIBUTIONS	(3.99)	(3.25)	(2.39)	(2.06)	(1.95)
Net Asset Value, End of Period	$10.14	$12.94	$15.28	$14.69	$16.20
Total Return[2]	13.41%	6.85%	23.14%	4.01%	4.52%
Ratios to Average Net Assets:
Net expenses	0.66%	0.66%	0.66%	0.65%	0.65%
Net investment income	1.36%	1.24%	1.39%	1.52%	1.38%
Expense waiver/reimbursement[3]	0.39%	0.35%	0.35%	0.36%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$107,852	$110,443	$144,226	$180,503	$218,171
Portfolio turnover	32%	30%	31%	31%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2019
Assets:
Investment in securities, at value including $5,040,916 of investment in an affiliated holding* (identified cost $92,492,088)		$315,600,187
Restricted cash (Note 2)		214,200
Income receivable		281,260
Receivable for shares sold		156,528
Income receivable from affiliated holdings		14,885
Receivable for daily variation margin on futures contracts		104,393
TOTAL ASSETS		316,371,453
Liabilities:
Payable for shares redeemed	$497,494
Payable for portfolio accounting fees	79,332
Payable for transfer agent fee (Note 2)	66,436
Payable for distribution services fee (Note 5)	43,494
Payable for other service fees (Notes 2 and 5)	40,911
Payable for custodian fees	30,656
Payable for share registration cost	19,337
Payable for management fee (Note 5)	1,810
Accrued expenses (Note 5)	20,751
TOTAL LIABILITIES		800,221
Net assets for 30,995,285 shares outstanding		$315,571,232
Net Assets Consists of:
Paid-in capital		$54,777,052
Total distributable earnings		260,794,180
TOTAL NET ASSETS		$315,571,232
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class C Shares:
Net asset value per share ($35,741,622 ÷ 3,608,123 shares outstanding), no par value, unlimited shares authorized	$9.91
Offering price per share	$9.91
Redemption proceeds per share (99.00/100 of $9.91)	$9.81
Class R Shares:
Net asset value per share ($38,142,024 ÷ 3,769,484 shares outstanding), no par value, unlimited shares authorized	$10.12
Offering price per share	$10.12
Redemption proceeds per share	$10.12
Institutional Shares:
Net asset value per share ($133,835,582 ÷ 12,983,278 shares outstanding), no par value, unlimited shares authorized	$10.31
Offering price per share	$10.31
Redemption proceeds per share	$10.31
Service Shares:
Net asset value per share ($107,852,004 ÷ 10,634,400 shares outstanding), no par value, unlimited shares authorized	$10.14
Offering price per share	$10.14
Redemption proceeds per share	$10.14
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended October 31, 2019
Investment Income:
Dividends (including $146,838 received from an affiliated holding*)			$6,429,310
Net Income on securities loaned (includes $7,442 received from an affiliated holding related to cash collateral balances*)			7,877
Interest			8,090
TOTAL INCOME			6,445,277
Expenses:
Management fee (Note 5)		$955,607
Custodian fees		58,787
Transfer agent fees (Note 2)		323,956
Directors'/Trustees' fees (Note 5)		5,779
Auditing fees		27,200
Legal fees		16,330
Distribution services fee (Note 5)		793,195
Other service fees (Notes 2 and 5)		361,334
Portfolio accounting fees		128,210
Share registration costs		64,162
Printing and postage		29,446
Miscellaneous (Note 5)		62,859
TOTAL EXPENSES		2,826,865
Waivers and Reimbursements:
Waiver/reimbursement of management fee (Note 5)	$(310,082)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(373,764)
TOTAL WAIVERS AND REIMBURSEMENTS		(683,846)
Net expenses			2,143,019
Net investment income			$4,302,258
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments and foreign currency translations (including net realized gain of $683 on sales of investments in an affiliated holding*)	$40,239,012
Net realized gain on futures contracts	463,916
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $571 of investments in an affiliated holding*)	(5,726,033)
Net change in unrealized depreciation of futures contracts	456,285
Net realized and unrealized gain on investments and futures contracts	35,433,180
Change in net assets resulting from operations	$39,735,438
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended October 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,302,258	$4,866,195
Net realized gain	40,702,928	97,522,855
Net change in unrealized appreciation/depreciation	(5,269,748)	(72,935,297)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	39,735,438	29,453,753
Distributions to Shareholders:
Class C Shares	(11,464,301)	(8,697,887)
Class R Shares	(12,531,865)	(9,941,025)
Institutional Shares	(42,273,684)	(42,057,608)
Service Shares	(34,219,634)	(29,040,886)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(100,489,484)	(89,737,406)
Share Transactions:
Proceeds from sale of shares	48,431,580	67,012,997
Net asset value of shares issued to shareholders in payment of distributions declared	96,301,169	85,243,020
Cost of shares redeemed	(95,731,113)	(200,481,482)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	49,001,636	(48,225,465)
Change in net assets	(11,752,410)	(108,509,118)
Net Assets:
Beginning of period	327,323,642	435,832,760
End of period	$315,571,232	$327,323,642
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2019
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the Standard & Poor's 500 Index (S&P 500).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $683,846 is disclosed in various locations in this Note 2 and Note 5. For the year ended October 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class C Shares	$17,768	$—
Class R Shares	55,687	(6,492)
Institutional Shares	197,327	(45,795)
Service Shares	53,174	(48,916)
TOTAL	$323,956	$(101,203)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class C Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class C Shares	$88,773
Service Shares	272,561
TOTAL	$361,334
For the year ended October 31, 2019, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund
Annual Shareholder Report

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, maintain exposure to the S&P 500 Index and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long contracts held by the Fund throughout the period was $9,895,699. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2019, the Fund has no outstanding securities on loan.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$62,687*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	463,916

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	456,285
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2019		2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	433,017	$4,036,702	496,332	$6,437,756
Shares issued to shareholders in payment of distributions declared	1,231,079	10,855,403	662,653	8,182,670
Shares redeemed	(986,588)	(9,168,746)	(1,004,914)	(13,037,505)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	677,508	$5,723,359	154,071	$1,582,921

Year Ended October 31	2019		2018
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	921,790	$8,857,701	764,486	$10,050,608
Shares issued to shareholders in payment of distributions declared	1,314,903	11,847,715	750,323	9,405,085
Shares redeemed	(1,698,885)	(16,420,616)	(1,418,383)	(18,664,398)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	537,808	$4,284,800	96,426	$791,295
Annual Shareholder Report

Year Ended October 31	2019		2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,414,223	$22,746,339	2,615,564	$37,400,961
Shares issued to shareholders in payment of distributions declared	4,329,927	39,806,967	3,071,318	39,050,085
Shares redeemed	(4,290,099)	(41,198,994)	(8,249,556)	(112,742,563)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,454,051	$21,354,312	(2,562,674)	$(36,291,517)

Year Ended October 31	2019		2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,318,157	$12,790,838	989,046	$13,123,672
Shares issued to shareholders in payment of distributions declared	3,737,227	33,791,084	2,276,922	28,605,180
Shares redeemed	(2,955,644)	(28,942,757)	(4,169,255)	(56,037,016)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	2,099,740	$17,639,165	(903,287)	$(14,308,164)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	5,769,107	$49,001,636	(3,215,464)	$(48,225,465)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2019 and 2018, was as follows:
	2019	2018
Ordinary income[1]	$7,861,699	$10,425,596
Long-term capital gains	$92,627,785	$79,311,810
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of October 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$509,967
Net unrealized appreciation	$219,953,612
Undistributed long-term capital gains	$40,330,601
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales, futures mark-to-market and non-taxable dividends.
Annual Shareholder Report

At October 31, 2019, the cost of investments for federal tax purposes was $95,646,575. The net unrealized appreciation of investments for federal tax purposes was $219,953,612. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $220,829,192 and net unrealized depreciation from investments for those securities having an excess of cost over value of $875,580. The amounts presented are inclusive of derivative contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, the Manager voluntarily waived $303,439 of its fee.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2019, the Manager reimbursed $6,643.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$266,904	$—
Class R Shares	196,548	—
Service Shares	329,743	(272,561)
TOTAL	$793,195	$(272,561)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2019, FSC retained $155,888 of fees paid by the Fund.
Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2019, FSC retained $173 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended October 31, 2019, FSSC received $4,724 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.44%, 1.11%, 0.36% and 0.66% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2021; or (b) the date of the Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2019, were as follows:
Purchases	$97,725,859
Sales	$142,635,646
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum
Annual Shareholder Report

equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of October 31, 2019, the Fund had no outstanding loans. During the year ended October 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2019, there were no outstanding loans. During the year ended October 31, 2019, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2019, the amount of long-term capital gains designated by the Fund was $92,627,785.
For the fiscal year ended October 31, 2019, 80.28% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2019, 77.59% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Index Trust AND SHAREHOLDERS OF Federated max-Cap Index fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Max-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Index Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2019, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Index Trust) at October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
December 20, 2019
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Expenses Paid During Period[1]
Actual:
Class C Shares	$1,000	$1,032.60	$7.22
Class R Shares	$1,000	$1,034.70	$5.38
Institutional Shares	$1,000	$1,037.60	$1.85
Service Shares	$1,000	$1,036.60	$3.39
Hypothetical (assuming a 5% return before expenses):
Class C Shares	$1,000	$1,018.10	$7.17
Class R Shares	$1,000	$1,019.91	$5.35
Institutional Shares	$1,000	$1,023.39	$1.84
Service Shares	$1,000	$1,021.88	$3.36
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class C Shares	1.41%
Class R Shares	1.05%
Institutional Shares	0.36%
Service Shares	0.66%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised two portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 1990	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Max-Cap Index Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Annual Shareholder Report

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Equity Management Company of Pennsylvania (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Annual Shareholder Report

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report

For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
Annual Shareholder Report

program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the one-year and three-year periods was above the median of the relevant Peer Group and the Fund's performance was at median of the relevant Peer Group for the five-year period.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Annual Shareholder Report

Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
Annual Shareholder Report

applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Max-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
29454 (12/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
October 31, 2019
Share Class | Ticker	Institutional | FMCRX	Service | FMDCX	R6 | FMCLX

Federated Mid-Cap Index Fund
Fund Established 1992

A Portfolio of Federated Index Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Mid-Cap Index Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2018 through October 31, 2019. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Mid-Cap Index Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2019, was 8.63% for Institutional Shares, 8.32% for Service Shares and 8.59% for Class R6 Shares. The total return of the Standard and Poor's MidCap 400® Index (S&P 400),1 the Fund's broad-based securities market index, was 9.02% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 400.
The Fund normally invests its assets primarily in the common stocks included in the S&P 400. Under normal circumstances, Fund management will also use enhanced strategies (discussed further below) in an attempt to improve the performance of the portfolio relative to the S&P 400 to compensate for fund expenses and tracking error (difference in the Fund's performance relative to the performance of the S&P 400). During the reporting period, the Fund's investment strategy focused on the use of enhanced strategies, which was the most significant factor affecting the Fund's performance relative to the S&P 400.
The following discussion will focus on the performance of the Fund's Institutional Shares.
Market Overview
During the reporting period, the domestic equity market had positive performance as evidenced by the 13.66% return of the S&P Composite 1500® Index (S&P 1500).2 The large-cap portion of the S&P 1500, as represented by the S&P 500® Index,3 led the market with a 14.33% return for the reporting period. The largest stocks in the S&P 1500, as represented by the S&P 100® Index,4 followed with a return of 14.06%. Mid-cap stock performance trailed its larger peers as the S&P 400 returned 9.02%. Small-cap stocks in the S&P 1500, as represented by the S&P SmallCap 600® Index,5 had the worst performance of the market cap segments, returning 3.24% for the reporting period. Value stocks slightly outperformed growth stocks as the S&P Composite 1500® Value Index6 returned 13.69% versus the 13.67% return of the S&P Composite 1500® Growth Index.7
Within the S&P 400, sector8 performance was mixed during the reporting period. Utilities, Real Estate, Information Technology, Health Care, Communication Services, Consumer Discretionary, Materials, Industrials and Financials all had positive performance for the reporting period, while Energy and Consumer Staples had negative performance. Information Technology led the way (21.67%), followed by Industrials (18.05%) and Real Estate (16.89%). The Energy sector posted the weakest results (-46.61%), followed by Consumer Staples (-0.92%) and Health Care (0.11%).
Annual Shareholder Report
1

NVR, Inc. (Consumer Discretionary), Teradyne, Inc. (Information Technology) and Universal Display Corporation (Information Technology) posted the strongest contribution to performance in the S&P 400, while Valaris PLC Class A (Energy), Grubhub, Inc. (Consumer Discretionary) and Transocean Ltd. (Energy) detracted the most from S&P 400 performance for the reporting period.
Enhanced Strategies
Portfolio management of the enhanced strategies of the Fund consisted of overweighting and underweighting stocks relative to the S&P 400 based upon Fund management's quantitative analysis of the securities. During the reporting period, the Fund underperformed the S&P 400 by 0.39% on a net basis and underperformed the S&P 400 by 0.08% on a gross basis. This underperformance on a gross basis was primarily due to the underperformance of the quantitative strategy. The Fund invested in a stock-based strategy that also utilized S&P 400 futures9 to provide equity exposure on the Fund's cash balances. The S&P 400 had positive performance for the reporting period; therefore, the trading of futures contracts had a positive effect on the Fund's performance.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P 400.
2	The S&P Composite 1500® Index combines three leading indices: the S&P 500® Index, the S&P MidCap 400® Index and the S&P SmallCap 600® Index to cover approximately 90% of the U.S. market capitalization.*
3	The S&P 500® Index is an unmanaged capitalization weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.*
4	The S&P 100® Index, a sub-set of the S&P 500® Index, measures the performance of large-cap companies in the United States. The Index comprises 100 major, blue chip companies across multiple industry groups. Individual stock options are listed for each index constituent.*
5	The S&P SmallCap 600® Index measures the small-cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.*
6	The S&P Composite 1500® Value Index measures value stocks using three factors: the ratios of book value, earnings and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index.*
7	The S&P Composite 1500® Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price and momentum. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index.*
8	Sector classifications are based upon the classification of the Standard & Poor's Global Industry Classification Standard.
9	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
*	The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Mid-Cap Index Fund from October 31, 2009 to October 31, 2019, compared to the Standard & Poor's MidCap 400® Index (S&P 400).2 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2019
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 10/31/2019
	1 Year	5 Years	10 Years
Institutional Shares[3]	8.63%	8.06%	12.90%
Service Shares	8.32%	7.79%	12.68%
Class R6 Shares[3]	8.59%	7.96%	12.78%
S&P 400	9.02%	8.37%	13.21%

Annual Shareholder Report
3

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The Standard & Poor's MidCap 400® Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The index is unmanaged, and it is not possible to invest directly in an index. The S&P 400 is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The S&P 400 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The Fund's Institutional Shares commenced operations on January 4, 2012. The Fund's Class R6 Shares commenced operations on October 18, 2016. The Fund offers one other class of shares: Service Shares. For the period prior to the commencement of operations of Institutional Shares, the performance information shown is for the Fund's Service Shares, adjusted to remove any voluntary waiver of Fund expenses related to the Service Shares that occurred during the period prior to the commencement of Institutional Shares. For the period prior to the commencement of operations of the R6 Shares, the performance information shown is for the Fund's Service Shares, adjusted to remove any voluntary waiver of Fund expenses related to the Service Shares that occurred during the period prior to the commencement of the R6 Shares.
Annual Shareholder Report
4

Portfolio of Investments Summary Table (unaudited)
At October 31, 2019, the Fund's sector composition1 for its equity securities investments was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	16.3%
Industrials	16.3%
Information Technology	14.9%
Consumer Discretionary	12.1%
Real Estate	11.2%
Health Care	9.3%
Materials	6.0%
Utilities	4.6%
Consumer Staples	2.7%
Communication Services	2.3%
Energy	2.1%
Securities Lending Collateral[2]	3.9%
Cash Equivalents[3]	2.2%
Derivative Contracts[4]	0.1%
Other Assets and Liabilities—Net[5]	(4.0)%
TOTAL[6]	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as, applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's MidCap 400 Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 400 is effectively 100.0%.
Annual Shareholder Report
5

Portfolio of Investments
October 31, 2019
Shares			Value
	[1]	COMMON STOCKS—97.8%
		Communication Services—2.3%
14,733	[2]	AMC Networks, Inc.	$641,622
1,770		Cable One, Inc.	2,345,905
31,483		Cinemark Holdings, Inc.	1,152,278
42,137	[2]	Live Nation Entertainment, Inc.	2,970,658
4,841		Meredith Corp.	182,506
42,485		New York Times Co., Class A	1,312,787
70,545		Tegna, Inc.	1,060,291
32,199		Telephone and Data System, Inc.	840,072
14,789		Wiley (John) & Sons, Inc., Class A	681,329
10,991	[3]	World Wrestling Entertainment, Inc.	615,936
21,440	[2]	Yelp, Inc.	739,894
		TOTAL	12,543,278
		Consumer Discretionary—12.1%
24,561		Aaron's, Inc.	1,840,356
29,183	[2]	Adient PLC	618,388
23,334	[2]	Adtalem Global Education, Inc.	694,887
52,279		American Eagle Outfitters, Inc.	804,051
18,562	[2]	AutoNation, Inc.	943,878
44,846	[3]	Bed Bath & Beyond, Inc.	614,390
26,748		Boyd Gaming Corp.	728,883
5,353		Brinker International, Inc.	237,941
21,425		Brunswick Corp.	1,247,792
148,897	[2]	Caesars Entertainment Corp.	1,828,455
14,426		Carter's, Inc.	1,446,062
14,002	[3]	Cheesecake Factory, Inc.	585,144
10,564		Churchill Downs, Inc.	1,373,214
7,099	[3]	Cracker Barrel Old Country Store, Inc.	1,103,895
48,013		Dana, Inc.	779,251
10,870	[2]	Deckers Outdoor Corp.	1,662,023
9,116	[3]	Delphi Technologies PLC	111,306
13,158		Dick's Sporting Goods, Inc.	512,241
4,042	[3]	Dillard's, Inc., Class A	278,817
12,948	[3]	Domino's Pizza, Inc.	3,516,936
24,873		Dunkin' Brands Group Inc.	1,955,515
21,421	[2,3]	Eldorado Resorts, Inc.	959,018
Annual Shareholder Report
6

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
37,518	[2,3]	Etsy, Inc.	$1,669,176
17,334	[2]	Five Below, Inc.	2,168,657
35,192		Foot Locker, Inc.	1,531,204
76,709		Gentex Corp.	2,151,687
75,771		Goodyear Tire & Rubber Co.	1,202,486
1,264		Graham Holdings Co.	795,890
29,095	[2,3]	GrubHub, Inc.	990,976
7,403	[2]	Helen of Troy Ltd.	1,108,673
10,989		Jack in the Box, Inc.	923,296
17,763		KB HOME	633,961
9,446		Marriott Vacations Worldwide Corp.	1,038,399
111,360	[2,3]	Mattel, Inc.	1,329,638
8,655	[2]	Murphy USA, Inc.	1,020,684
12,512	[2]	Ollie's Bargain Outlet Holding, Inc.	799,267
7,461	[3]	Papa John's International, Inc.	436,842
36,355	[2]	Penn National Gaming, Inc.	774,907
18,338	[3]	Polaris, Inc., Class A	1,809,044
12,044		Pool Corp.	2,497,926
40,948	[2]	Sally Beauty Holdings, Inc.	634,694
28,353	[2,3]	Scientific Games Corp.	680,188
55,153		Service Corp. International	2,508,358
25,235		Six Flags Entertainment Corp.	1,064,665
42,814	[2]	Skechers USA, Inc., Class A	1,599,959
13,520	[2]	Tempur Sealy International, Inc.	1,229,644
21,228		Texas Roadhouse, Inc.	1,199,382
54,329		The Wendy's Co.	1,150,688
18,003		Thor Industries, Inc.	1,138,870
41,264		Toll Brothers, Inc.	1,641,069
47,529	[2]	TRI Pointe Group, Inc.	748,106
12,476	[2]	Urban Outfitters, Inc.	358,061
9,328	[2]	Visteon Corp.	867,691
24,972	[3]	Williams-Sonoma, Inc.	1,667,880
15,835	[2,3]	WW International, Inc.	552,166
29,619		Wyndham Destinations, Inc.	1,374,618
28,755		Wyndham Hotels & Resorts, Inc.	1,551,907
		TOTAL	66,693,102
		Consumer Staples—2.7%
11,025	[3]	Casey's General Stores, Inc.	1,883,180
Annual Shareholder Report
7

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
18,457	[2]	Edgewell Personal Care Co.	$645,995
21,066	[3]	Energizer Holdings, Inc.	895,094
71,277		Flowers Foods, Inc.	1,548,136
12,119	[2,3]	Hain Celestial Group, Inc.	286,493
17,346		Ingredion, Inc.	1,370,334
6,483		Lancaster Colony Corp.	902,304
18,413		Nu Skin Enterprises, Inc., Class A	820,852
14,425	[2]	Pilgrim's Pride Corp.	437,943
21,716	[2]	Post Holdings, Inc.	2,234,576
5,739		Sanderson Farms, Inc.	888,455
39,246	[2]	Sprouts Farmers Market, Inc.	761,765
2,836	[2]	The Boston Beer Co., Inc., Class A	1,061,969
3,715	[3]	Tootsie Roll Industries, Inc.	127,350
18,306	[2,3]	TreeHouse Foods, Inc.	988,890
		TOTAL	14,853,336
		Energy—2.1%
87,294	[3]	Antero Midstream Corp.	562,173
25,754	[2]	Apergy Corp.	648,228
381,056	[2,3]	Chesapeake Energy Corp.	510,615
64,741	[2]	CNX Resources Corp.	545,767
14,778		Core Laboratories NV	650,823
102,310		EQT Corp.	1,098,809
43,039	[3]	Equitrans Midstream Corp.	599,103
17,787	[2]	Matador Resources Co.	247,417
35,768	[3]	Murphy Oil Corp.	737,894
103,121	[2,3]	Oasis Petroleum Inc.	269,146
34,417	[2]	Oceaneering International, Inc.	487,345
68,144		Patterson-UTI Energy, Inc.	566,958
33,633		PBF Energy, Inc.	1,085,673
193,686	[2]	Southwestern Energy Co.	397,056
186,765	[2,3]	Transocean Ltd.	887,134
26,905		World Fuel Services Corp.	1,123,822
135,280	[2]	WPX Energy Inc.	1,350,095
		TOTAL	11,768,058
		Financials—16.3%
4,386	[2]	Alleghany Corp.	3,413,580
25,527		American Financial Group, Inc.	2,655,829
52,726		Associated Banc-Corp.	1,060,320
Annual Shareholder Report
8

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
30,727	[3]	BancorpSouth Bank	$942,397
11,916		Bank of Hawaii Corp.	1,040,386
47,049	[3]	Bank OZK	1,320,195
43,926		Berkley, W. R. Corp.	3,070,427
35,718	[2]	Brighthouse Financial, Inc.	1,348,712
70,596		Brown & Brown	2,660,057
24,946		Cathay Bancorp, Inc.	887,329
51,537		CNO Financial Group, Inc.	806,554
26,078		Commerce Bancshares, Inc.	1,678,380
18,211		Cullen Frost Bankers, Inc.	1,640,447
46,118		East West Bancorp, Inc.	1,979,385
36,076		Eaton Vance Corp.	1,645,066
12,955		Evercore, Inc., Class A	954,006
10,865		FactSet Research Systems	2,754,495
29,677		Federated Investors, Inc.	947,883
33,683		First American Financial Corp.	2,080,936
12,702	[3]	First Cash, Inc.	1,071,922
33,782	[3]	First Financial Bankshares, Inc.	1,124,265
99,774		First Horizon National Corp.	1,593,391
105,018		FNB Corp. (PA)	1,266,517
48,094		Fulton Financial Corp.	820,484
216,262	[2]	Genworth Financial, Inc., Class A	925,601
16,701	[2,3]	Green Dot Corp.	481,657
21,089		Hancock Whitney Corp.	822,471
11,804		Hanover Insurance Group, Inc.	1,554,705
50,917		Home Bancshares, Inc.	940,946
18,483		Interactive Brokers Group, Inc., Class A	879,236
19,199		International Bancshares Corp.	786,391
51,581		Janus Henderson Group PLC	1,193,069
77,814		Jefferies Financial Group, Inc.	1,452,787
15,871		Kemper Corp.	1,140,807
23,793		Legg Mason, Inc.	886,527
1,537	[2]	LendingTree, Inc.	553,089
8,374		Mercury General Corp.	402,454
83,098		Navient Corp.	1,144,259
165,757		New York Community Bancorp, Inc.	1,931,069
85,638		Old Republic International Corp.	1,913,153
43,744		PacWest Bancorp	1,618,091
Annual Shareholder Report
9

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
17,516		Pinnacle Financial Partners, Inc.	$1,030,291
13,360		Primerica, Inc.	1,685,765
28,517	[3]	Prosperity Bancshares, Inc.	1,968,243
19,034		Reinsurance Group of America	3,092,454
12,214		RenaissanceRe Holdings Ltd.	2,286,217
39,772		SEI Investments Co.	2,383,138
17,613		Selective Insurance Group, Inc.	1,217,411
16,453		Signature Bank	1,946,719
137,307		SLM Corp.	1,158,871
65,985		Sterling Bancorp	1,296,605
26,169		Stifel Financial Corp.	1,464,941
49,133		Synovus Financial Corp.	1,664,135
54,129		TCF Financial Corp.	2,142,967
10,708	[2]	Texas Capital Bancshares, Inc.	578,874
18,302		Trustmark Corp.	628,125
12,515		UMB Financial Corp.	816,729
71,189		Umpqua Holdings Corp.	1,126,210
30,054	[3]	United Bankshares, Inc.	1,188,335
107,326		Valley National Bancorp	1,242,835
23,078		Washington Federal, Inc.	841,424
34,102		Webster Financial Corp. Waterbury	1,503,898
21,591		Wintrust Financial Corp.	1,377,938
		TOTAL	90,031,400
		Health Care—9.3%
28,999	[2]	Acadia Healthcare Co., Inc.	869,680
56,640	[2]	Allscripts Healthcare Solutions, Inc.	619,642
9,525	[2,3]	Amedisys, Inc.	1,224,153
7,369	[2]	Avanos Medical, Inc.	324,531
6,794	[2]	Bio-Rad Laboratories, Inc., Class A	2,253,026
11,635		Bio-Techne Corp.	2,422,058
8,317	[3]	Cantel Medical Corp.	606,226
44,941	[2]	Catalent, Inc.	2,186,380
14,677	[2]	Charles River Laboratories International, Inc.	1,907,716
5,551		Chemed Corp.	2,186,594
8,925	[2]	Covetrus, Inc.	88,491
31,291		Encompass Health Corp.	2,003,250
107,295	[2]	Exelixis, Inc.	1,657,708
23,228	[2,3]	Globus Medical, Inc.	1,216,450
Annual Shareholder Report
10

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
17,772	[2]	Haemonetics Corp.	$2,145,614
22,675	[2]	HealthEquity Inc.	1,287,713
23,207		Hill-Rom Holdings, Inc.	2,429,541
6,270	[2]	ICU Medical, Inc.	1,013,295
22,283	[2]	Integra Lifesciences Corp.	1,293,751
3,293	[2,3]	Ligand Pharmaceuticals, Inc., Class B	358,311
15,622	[2]	Livanova PLC	1,104,944
14,791	[2]	Masimo Corp.	2,156,380
28,333	[2]	MEDNAX Inc.	622,193
19,828	[2]	Molina Healthcare, Inc.	2,332,566
54,149	[2,3]	Nektar Therapeutics	927,302
16,896	[2]	NuVasive, Inc.	1,191,844
11,130		Patterson Cos., Inc.	190,657
9,517	[2,3]	Penumbra, Inc.	1,484,366
19,900	[2]	PRA Health Sciences, Inc.	1,944,429
17,037	[2]	Prestige Consumer Healthcare, Inc.	604,132
13,664	[2]	Repligen Corp.	1,086,151
25,775		STERIS PLC	3,648,967
18,845	[2]	Syneos Health, Inc.	945,077
34,080	[2,3]	Tenet Healthcare Corp.	863,587
10,399	[2]	United Therapeutics Corp.	934,246
22,391		West Pharmaceutical Services, Inc.	3,220,721
		TOTAL	51,351,692
		Industrials—16.3%
12,718		Acuity Brands, Inc.	1,587,079
47,270	[2]	AECOM	1,891,273
23,035		AGCO Corp.	1,766,554
17,172	[2]	ASGN, Inc.	1,091,967
19,889	[2]	Avis Budget Group, Inc.	590,902
15,300		Brinks Co. (The)	1,299,888
19,329		Carlisle Cos., Inc.	2,943,227
19,450	[2]	Clean Harbors, Inc.	1,603,847
16,427	[2]	Colfax Corp.	551,947
16,400		Crane Co.	1,254,928
12,887		Curtiss Wright Corp.	1,742,967
18,895		Deluxe Corp.	979,328
38,341		Donaldson Co., Inc.	2,022,104
4,377	[2]	Dycom Industries, Inc.	199,547
Annual Shareholder Report
11

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
16,707		Emcor Group, Inc.	$1,465,371
13,975		EnerSys, Inc.	934,368
45,778	[3]	Fluor Corp.	737,484
11,585	[2]	FTI Consulting, Inc.	1,261,259
7,553		GATX Corp.	600,841
19,915	[2,3]	Genesee & Wyoming, Inc., Class A	2,211,162
50,326		Graco, Inc.	2,274,735
6,276	[3]	Granite Construction, Inc.	147,737
11,927	[3]	Healthcare Services Group, Inc.	290,542
14,827		HNI Corp.	563,426
18,848		Hubbell, Inc.	2,670,762
12,497		Insperity, Inc.	1,320,058
28,057		ITT Corp.	1,667,989
107,226	[2]	Jet Blue Airways Corp.	2,069,462
43,311	[3]	KAR Auction Services, Inc.	1,076,711
27,196		Kennametal, Inc.	841,716
19,166	[2]	Kirby Corp.	1,517,181
30,076		Knight-Swift Transportation Holdings, Inc.	1,096,571
12,066		Landstar System, Inc.	1,365,268
10,657	[3]	Lennox International, Inc.	2,636,116
18,666		Lincoln Electric Holdings	1,671,914
19,101		Manpower, Inc.	1,736,663
22,790	[2]	Mastec, Inc.	1,434,403
17,140	[2,3]	Mercury Systems, Inc.	1,262,532
17,035		Miller Herman, Inc.	792,128
10,506		MSA Safety, Inc.	1,261,455
14,666		MSC Industrial Direct Co.	1,073,698
15,424		Nordson Corp.	2,418,637
11,299	[2]	Now, Inc.	119,091
50,504		nVent Electric PLC	1,164,622
19,444		Old Dominion Freight Lines, Inc.	3,540,364
21,831		OshKosh Truck Corp.	1,863,931
34,479		Owens Corning, Inc.	2,112,873
13,683		Regal Beloit Corp.	1,013,226
41,625	[2]	Resideo Technologies, Inc.	396,686
11,288		Ryder System, Inc.	548,935
22,723	[2]	Stericycle, Inc.	1,308,845
19,147	[2]	Taser International, Inc.	978,986
Annual Shareholder Report
12

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
12,075	[2]	Teledyne Technologies, Inc.	$3,979,920
10,490		Terex Corp.	289,000
16,233	[3]	Tetra Tech, Inc.	1,419,901
22,345		Timken Co.	1,094,905
36,581		Toro Co.	2,821,493
18,287	[2]	Trex Co., Inc.	1,607,244
17,955		Trinity Industries, Inc.	355,150
6,290		Valmont Industries, Inc.	862,925
9,744		Watsco, Inc.	1,717,867
15,250		Werner Enterprises, Inc.	556,625
19,847		Woodward, Inc.	2,116,881
29,197	[2]	XPO Logistics, Inc.	2,230,651
		TOTAL	90,025,868
		Information Technology—14.9%
34,354	[2]	ACI Worldwide, Inc.	1,078,372
24,946	[2]	Arrow Electronics, Inc.	1,977,719
33,232		Avnet, Inc.	1,314,658
12,950		Belden, Inc.	664,076
15,760		Blackbaud, Inc.	1,323,052
8,884	[2]	CACI International, Inc., Class A	1,987,795
31,674		CDK Global, Inc.	1,600,804
54,628	[2]	Ciena Corp.	2,027,791
22,858	[2]	Cirrus Logic, Inc.	1,553,430
53,756		Cognex Corp.	2,767,896
5,666	[2]	Coherent, Inc.	843,781
14,047	[2]	Commvault Systems, Inc.	697,714
23,927	[2]	CoreLogic, Inc.	968,804
34,086	[2,3]	Cree, Inc.	1,626,925
111,696		Cypress Semiconductor Corp.	2,599,166
8,753	[2]	Fair Isaac & Co., Inc.	2,661,262
19,405	[2]	First Solar, Inc.	1,004,985
26,753	[2,3]	II-VI, Inc.	886,862
10,606		InterDigital, Inc.	568,800
13,759	[3]	j2 Global, Inc.	1,306,555
41,899		Jabil, Inc.	1,542,721
43,306		KBR, Inc.	1,219,497
7,897		Littelfuse, Inc.	1,386,476
15,075	[2]	LiveRamp Holdings, Inc.	589,282
Annual Shareholder Report
13

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
16,009		LogMeIn, Inc.	$1,051,471
24,663	[2]	Lumentum Holdings, Inc.	1,545,384
23,139	[2,3]	Manhattan Associates, Inc.	1,734,268
23,078		Maximus, Inc.	1,771,006
13,943		MKS Instruments, Inc.	1,508,911
12,071		Monolithic Power Systems	1,809,684
35,403		National Instruments Corp.	1,465,330
37,650	[2]	NCR Corp.	1,099,756
20,407	[2]	NetScout Systems, Inc.	494,257
40,533		Perspecta, Inc.	1,075,746
2,592		Plantronics, Inc.	102,177
28,012	[2,3]	PTC, Inc.	1,874,283
83,268		Sabre Corp.	1,955,133
18,359		Science Applications International Corp.	1,516,821
21,676	[2]	Semtech Corp.	1,093,771
12,903	[2]	Silicon Laboratories, Inc.	1,370,815
14,816	[2,3]	Solaredge Technologies, Inc.	1,258,767
11,582	[2]	Synaptics, Inc.	487,718
10,314		Synnex Corp.	1,214,370
13,131	[2]	Tech Data Corp.	1,595,416
26,749	[2]	Teradata Corp.	800,598
51,549		Teradyne, Inc.	3,155,830
84,715	[2]	Trimble, Inc.	3,375,046
11,703	[2]	Tyler Technologies, Inc.	3,142,490
14,563		Universal Display Corp.	2,915,221
17,096	[2]	ViaSat, Inc.	1,176,889
25,474	[3]	Vishay Intertechnology, Inc.	513,301
13,098	[2]	WEX, Inc.	2,477,880
18,004	[2]	Zebra Technologies Corp., Class A	4,282,611
		TOTAL	82,063,373
		Materials—6.0%
41,567	[2,3]	Allegheny Technologies, Inc.	873,323
19,313		Aptargroup, Inc.	2,281,831
19,385		Ashland Global Holdings, Inc.	1,499,818
19,027		Cabot Corp.	829,387
15,705		Carpenter Technology Corp.	769,859
34,026		Chemours Co./The	558,367
21,724		Commercial Metals Corp.	419,925
Annual Shareholder Report
14

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
5,815		Compass Minerals International, Inc.	$328,431
20,893		Domtar, Corp.	760,296
15,945		Eagle Materials, Inc.	1,456,416
9,513		Greif, Inc., Class A	372,624
13,533	[2]	Ingevity Corp.	1,139,614
27,443		Louisiana-Pacific Corp.	802,159
11,836		Minerals Technologies, Inc.	585,290
2,862		Newmarket Corp.	1,389,472
53,627		Olin Corp.	983,519
20,724		Owens-Illinois, Inc.	176,154
25,374		Polyone Corp.	813,237
23,182		Reliance Steel & Aluminum Co.	2,690,039
22,400		Royal Gold, Inc.	2,585,856
39,250		RPM International, Inc.	2,842,878
11,629		Scotts Miracle-Gro Co.	1,167,435
13,856		Sensient Technologies Corp.	866,831
33,112		Silgan Holdings, Inc.	1,018,856
29,968		Sonoco Products Co.	1,729,154
69,557		Steel Dynamics, Inc.	2,111,751
28,328	[3]	United States Steel Corp.	326,055
55,653		Valvoline, Inc.	1,187,635
12,854		Worthington Industries, Inc.	473,156
		TOTAL	33,039,368
		Real Estate—11.2%
31,808		Alexander and Baldwin, Inc.	747,806
41,271		American Campus Communities, Inc.	2,062,725
89,234		Brixmor Property Group, Inc.	1,964,933
32,335		Camden Property Trust	3,698,154
21,206		CoreCivic, Inc.	323,604
10,926		Coresite Realty Corp.	1,283,805
36,421		Corporate Office Properties Trust	1,079,518
38,024		Cousins Properties, Inc.	1,525,903
34,237		Cyrusone, Inc.	2,440,413
49,569		Douglas Emmett, Inc.	2,147,329
13,729		EastGroup Properties, Inc.	1,839,000
23,241		EPR PPTYS	1,807,917
45,897		First Industrial Realty Trust	1,932,723
40,496		Geo Group, Inc.	616,349
Annual Shareholder Report
15

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
38,281		Healthcare Realty Trust, Inc.	$1,331,030
33,216		Highwoods Properties, Inc.	1,554,509
35,063		JBG Smith Properties	1,411,636
16,298		Jones Lang LaSalle, Inc.	2,387,983
32,152		Kilroy Realty Corp.	2,698,517
25,865		Lamar Advertising Co.	2,069,459
47,653		Liberty Property Trust	2,814,863
13,890		Life Storage, Inc.	1,512,899
40,564		Mack-Cali Realty Corp.	868,881
134,934		Medical PPTYS Trust, Inc.	2,797,182
57,881		National Retail Properties, Inc.	3,409,770
65,546	[3]	Omega Healthcare Investors, Inc.	2,886,646
63,620		Park Hotels & Resorts, Inc.	1,479,165
30,621	[3]	Pebblebrook Hotel Trust	787,266
14,230		PotlatchDeltic Corp.	604,348
7,687		PS Business Parks, Inc.	1,387,888
41,930		Rayonier, Inc.	1,131,271
60,909	[3]	Sabra Health Care REIT, Inc.	1,498,361
42,362		Senior Housing Properties Trust	420,443
50,770		Service Properties Trust	1,284,481
26,686		Spirit Realty Capital, Inc.	1,330,030
32,297	[3]	Tanger Factory Outlet Centers, Inc.	520,628
20,192		Taubman Centers, Inc.	722,470
66,447		Uniti Group, Inc.	459,813
21,650	[3]	Urban Edge Properties	457,031
27,904		Weingarten Realty Investors	885,394
		TOTAL	62,182,143
		Utilities—4.6%
15,328		Allete, Inc.	1,319,128
66,772		Aqua America, Inc.	3,026,775
18,148		Black Hills Corp.	1,430,607
32,427		Hawaiian Electric Industries, Inc.	1,464,079
15,070		Idacorp, Inc.	1,621,833
63,375		MDU Resources Group, Inc.	1,830,904
21,043		National Fuel Gas Co.	953,458
28,992		New Jersey Resources Corp.	1,264,051
15,479		Northwestern Corp.	1,122,537
60,598		OGE Energy Corp.	2,609,350
Annual Shareholder Report
16

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
15,706		ONE Gas, Inc.	$1,458,145
29,868		PNM Resources, Inc.	1,557,616
16,179		Southwest Gas Holdings, Inc.	1,412,427
12,577		Spire, Inc.	1,057,222
69,855		UGI Corp.	3,329,988
		TOTAL	25,458,120
		TOTAL COMMON STOCKS (IDENTIFIED COST $340,784,187)	540,009,738
		INVESTMENT COMPANIES—6.1%
16,277,418		Federated Government Obligations Fund, Premier Shares, 1.750%[4]	16,277,418
17,105,962		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.930%[4]	17,111,094
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $33,386,041)	33,388,512
		TOTAL INVESTMENT IN SECURITIES—103.9% (IDENTIFIED COST $374,170,228)[5]	573,398,250
		OTHER ASSETS AND LIABILITIES - NET—(3.9)%[6]	(21,390,589)
		TOTAL NET ASSETS—100%	$552,007,661
At October 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
2S&P MidCap 400 E-Mini, Long Futures	62	$12,121,000	December 2019	$51,017
Unrealized Appreciation on Futures Contracts is included in
“Other Assets and Liabilities—Net.”
Annual Shareholder Report
17

Affiliated fund holdings are investment companies which are managed by the Manager or an affiliate of the Manager. Transactions with affiliated fund holdings during the period ended October 31, 2019, were as follows:
	Federated Investors, Inc.	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2018	36,618	31,461,320	43,162,327	74,660,265
Purchases/Additions	—	207,934,143	300,999,062	508,933,205
Sales/Reductions	(6,941)	(223,118,045)	(327,055,427)	(550,180,413)
Balance of Shares Held 10/31/2019	29,677	16,277,418	17,105,962	33,413,057
Value	$947,883	$16,277,418	$17,111,094	$34,336,395
Change in Unrealized Appreciation/ Depreciation	$184,933	N/A	$392	$185,325
Net Realized Gain/(Loss)	$64,688	N/A	$8,834	$73,522
Dividend Income	$17,697	$478,463	$767,825	$1,263,985
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $12,121,000 at October 31, 2019, which represents 2.2% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.0%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $378,535,095.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2019.
Annual Shareholder Report
18

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2019, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$23.69	$27.75	$25.13	$27.25	$29.32
Income From Investment Operations:
Net investment income	0.26	0.32	0.26[1]	0.34[1]	0.32
Net realized and unrealized gain (loss)	1.37	(0.01)	5.22	1.03	0.57
TOTAL FROM INVESTMENT OPERATIONS	1.63	0.31	5.48	1.37	0.89
Less Distributions:
Distributions from net investment income	(0.27)	(0.31)	(0.28)	(0.32)	(0.33)
Distributions from net realized gain	(4.36)	(4.06)	(2.58)	(3.17)	(2.63)
TOTAL DISTRIBUTIONS	(4.63)	(4.37)	(2.86)	(3.49)	(2.96)
Net Asset Value, End of Period	$20.69	$23.69	$27.75	$25.13	$27.25
Total Return[2]	8.63%	0.83%	23.19%	5.85%	3.17%
Ratios to Average Net Assets:
Net expenses	0.31%	0.31%	0.31%	0.30%	0.30%
Net investment income	1.31%	1.28%	1.01%	1.40%	1.15%
Expense waiver/reimbursement[3]	0.12%	0.10%	0.12%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$161,149	$154,139	$166,962	$161,135	$153,751
Portfolio turnover	31%	29%	35%	33%	36%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$23.71	$27.77	$25.15	$27.26	$29.33
Income From Investment Operations:
Net investment income	0.21	0.26	0.20	0.28[1]	0.25
Net realized and unrealized gain (loss)	1.36	(0.02)	5.21	1.04	0.57
TOTAL FROM INVESTMENT OPERATIONS	1.57	0.24	5.41	1.32	0.82
Less Distributions:
Distributions from net investment income	(0.22)	(0.24)	(0.21)	(0.26)	(0.26)
Distributions from net realized gain	(4.36)	(4.06)	(2.58)	(3.17)	(2.63)
TOTAL DISTRIBUTIONS	(4.58)	(4.30)	(2.79)	(3.43)	(2.89)
Net Asset Value, End of Period	$20.70	$23.71	$27.77	$25.15	$27.26
Total Return[2]	8.32%	0.56%	22.86%	5.64%	2.91%
Ratios to Average Net Assets:
Net expenses	0.56%	0.56%	0.56%	0.55%	0.55%
Net investment income	1.08%	1.03%	0.76%	1.16%	0.91%
Expense waiver/reimbursement[3]	0.11%	0.10%	0.09%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$336,868	$434,678	$639,787	$660,471	$763,853
Portfolio turnover	31%	29%	35%	33%	36%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,			Period Ended 10/31/2016[1]
	2019	2018	2017
Net Asset Value, Beginning of Period	$23.72	$27.78	$25.15	$25.29
Income From Investment Operations:
Net investment income	0.26	0.32	0.26[2]	0.01[2]
Net realized and unrealized gain (loss)	1.36	(0.01)	5.23	(0.15)
TOTAL FROM INVESTMENT OPERATIONS	1.62	0.31	5.49	(0.14)
Less Distributions:
Distributions from net investment income	(0.27)	(0.31)	(0.28)	—
Distributions from net realized gain	(4.36)	(4.06)	(2.58)	—
TOTAL DISTRIBUTIONS	(4.63)	(4.37)	(2.86)	—
Net Asset Value, End of Period	$20.71	$23.72	$27.78	$25.15
Total Return[3]	8.59%	0.83%	23.23%	(0.55)%
Ratios to Average Net Assets:
Net expenses	0.30%	0.30%	0.30%	0.26%[4]
Net investment income	1.34%	1.26%	0.96%	0.52%[4]
Expense waiver/reimbursement[5]	0.08%	0.07%	0.06%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,991	$46,064	$29,384	$0[6]
Portfolio turnover	31%	29%	35%	33%[7]
1	Reflects operations for the period from October 18, 2016 (date of initial investment) to October 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2016.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Assets and Liabilities
October 31, 2019
Assets:
Investment in securities, at value including $20,282,298 of securities loaned and $34,336,395 of investment in affiliated holdings* (identified cost $374,170,228)		$573,398,250
Restricted cash (Note 2)		508,200
Income receivable		370,133
Receivable for shares sold		168,731
Receivable for daily variation margin on futures contracts		17,399
TOTAL ASSETS		574,462,713
Liabilities:
Payable for collateral due to broker for securities lending	$21,292,797
Payable for investments purchased	549,537
Payable for shares redeemed	320,620
Payable for other service fees (Notes 2 and 5)	73,575
Payable for management fee (Note 5)	6,746
Payable for administrative fee (Note 5)	567
Accrued expenses (Note 5)	211,210
TOTAL LIABILITIES		22,455,052
Net assets for 26,668,668 shares outstanding		$552,007,661
Net Assets Consists of:
Paid-in capital		$308,620,205
Total distributable earnings		243,387,456
TOTAL NET ASSETS		$552,007,661
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($161,148,947 ÷ 7,789,784 shares outstanding), no par value, unlimited shares authorized		$20.69
Service Shares:
Net asset value per share ($336,867,764 ÷ 16,272,506 shares outstanding), no par value, unlimited shares authorized		$20.70
Class R6 Shares:
Net asset value per share ($53,990,950 ÷ 2,606,378 shares outstanding), no par value, unlimited shares authorized		$20.71
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended October 31, 2019
Investment Income:
Dividends (including $286,537 received from affiliated holdings* and net of foreign taxes withheld of $5,031)			$9,369,062
Net Income on securities loaned (includes $977,448 received from affiliated holdings related to cash collateral balances*)			65,582
Interest			5,717
TOTAL INCOME			9,440,361
Expenses:
Management fee (Note 5)		$1,731,784
Custodian fees		58,628
Transfer agent fees (Note 2)		332,179
Directors'/Trustees' fees (Note 5)		7,833
Auditing fees		27,201
Legal fees		11,521
Other service fees (Notes 2 and 5)		909,541
Portfolio accounting fees		132,507
Share registration costs		49,371
Printing and postage		26,413
Miscellaneous (Note 5)		77,156
TOTAL EXPENSES		3,364,134
Waiver and Reimbursements:
Waiver/reimbursement of management fee (Note 5)	$(486,850)
Reimbursement of other operating expenses (Note 2)	(139,352)
TOTAL WAIVER AND REIMBURSEMENTS		(626,202)
Net expenses			2,737,932
Net investment income			6,702,429
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Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized gain of $73,522 on sales of investments in affiliated holdings*)	$46,582,314
Net realized gain on futures contracts	1,481,474
Net change in unrealized appreciation of investments (including net change in unrealized gain of $185,325 on investments in affiliated holdings*)	(11,207,478)
Net change in unrealized depreciation of futures contracts	772,076
Net realized and unrealized gain on investments and futures contracts	37,628,386
Change in net assets resulting from operations	$44,330,815
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended October 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,702,429	$8,193,589
Net realized gain	48,063,788	117,098,160
Net change in unrealized appreciation/depreciation	(10,435,402)	(112,128,220)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	44,330,815	13,163,529
Distributions to Shareholders:
Institutional Shares	(29,979,084)	(24,273,850)
Service Shares	(82,183,206)	(91,881,445)
Class R6 Shares	(8,858,500)	(6,232,678)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(121,020,790)	(122,387,973)
Share Transactions:
Proceeds from sale of shares	141,403,976	167,111,673
Net asset value of shares issued to shareholders in payment of distributions declared	117,944,341	118,419,740
Cost of shares redeemed	(265,532,051)	(377,559,501)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,183,734)	(92,028,088)
Change in net assets	(82,873,709)	(201,252,532)
Net Assets:
Beginning of period	634,881,370	836,133,902
End of period	$552,007,661	$634,881,370
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
October 31, 2019
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $626,202 is disclosed in various locations in this Note 2 and Note 5.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$95,345	$(56,385)
Service Shares	228,737	(82,967)
Class R6 Shares	8,097	—
TOTAL	$332,179	$(139,352)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$909,541
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, enhance yield and to maintain exposure to the S&P MidCap 400 Index and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $18,449,979. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
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Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counter parties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2019, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$20,282,298	$21,292,797
Additional Disclosure Related to Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin on futures contracts	$51,017*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	1,481,474

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$772,076
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2019		2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,310,212	$65,960,528	2,288,309	$56,901,517
Shares issued to shareholders in payment of distributions declared	1,514,965	29,178,550	940,978	23,001,459
Shares redeemed	(3,541,891)	(70,125,078)	(2,738,687)	(70,682,142)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,283,286	$25,014,000	490,600	$9,220,834

Year Ended October 31	2019		2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,687,419	$56,294,256	2,668,040	$67,711,023
Shares issued to shareholders in payment of distributions declared	4,150,255	79,945,272	3,648,221	89,186,527
Shares redeemed	(8,897,527)	(180,119,132)	(11,021,808)	(281,309,674)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,059,853)	$(43,879,604)	(4,705,547)	$(124,412,124)

Year Ended October 31	2019		2018
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	977,895	$19,149,192	1,656,177	$42,499,133
Shares issued to shareholders in payment of distributions declared	457,225	8,820,519	254,380	6,231,754
Shares redeemed	(770,934)	(15,287,841)	(1,026,244)	(25,567,685)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	664,186	$12,681,870	884,313	$23,163,202
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(112,381)	$(6,183,734)	(3,330,634)	$(92,028,088)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2019 and 2018, was as follows:
	2019	2018
Ordinary income[1]	$12,788,563	$15,094,907
Long-term capital gains	$108,232,227	$107,293,066
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
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As of October 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$583,316
Net unrealized appreciation	$194,863,155
Undistributed long-term capital gains	$47,940,985
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales and mark-to-market on futures contracts.
At October 31, 2019, the cost of investments for federal tax purposes was $378,535,095. The net unrealized appreciation of investments for federal tax purposes was $194,863,155. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $217,552,484 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,689,329. The amounts presented are inclusive of derivative contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2019, the Manager waived $461,139 of its fee.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2019, the Manager reimbursed $25,711.
Other Service Fees
For the year ended October 31, 2019, FSSC received $11,547 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.31%, 0.56% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2021; or (b) the date of the Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2019, were as follows:
Purchases	$172,557,224
Sales	$292,845,517
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of October 31, 2019, the Fund had no outstanding loans. During the year ended October 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2019, there were no outstanding loans. During the year ended October 31, 2019, the program was not utilized.
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9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended October 31, 2019, 56.96% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2019, 55.05% qualify for the dividend received deduction available to corporate shareholders.
For the year ended October 31, 2019, the amount of long-term capital gains designated by the Fund was $108,232,227.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Index Trust AND SHAREHOLDERS OF Federated Mid-Cap Index fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Mid-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Index Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2019, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Index Trust) at October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
December 20, 2019
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$999.00	$1.61
Service Shares	$1,000	$997.70	$2.82
Class R6 Shares	$1,000	$998.60	$1.56
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.59	$1.63
Service Shares	$1,000	$1,022.38	$2.85
Class R6 Shares	$1,000	$1,023.64	$1.58
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.32%
Service Shares	0.56%
Class R6 Shares	0.31%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised two portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 1990	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

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Evaluation and Approval of Advisory Contract–May 2019
Federated Mid-Cap Index Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Equity Management Company of Pennsylvania (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered relevant by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the
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Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or
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elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
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appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
53

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Annual Shareholder Report
54

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Mid-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E882
CUSIP 31420E205
CUSIP 31420E874
29455 (12/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $54,400

Fiscal year ended 2018 - $54,400

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $19,112 and $24,438 respectively. Fiscal year ended 2019- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2018- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2019 - $427,740

Fiscal year ended 2018 - $871,365

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firm, Ernst & Young LLP (“EY”), has the ability to exercise objective and impartial judgment on all issues encompassed within their audit services. EY is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of EY, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In its required communications to the Audit Committee of the registrant’s Board, EY informed the Audit Committee that EY and/ or covered person professionals within EY maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY informed the Audit Committee that EY believes that these lending relationships described above do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter. On June 18, 2019, the SEC adopted amendments to the Loan Rule, which, refocus the analysis that must be conducted to determine whether an auditor is independent when the auditor has a lending relationship with certain shareholders of an audit client at any time during an audit or professional engagement period.

Additionally, on July 18, 2018, EY informed the registrant that Rule 2-01(c)(1)(i)(A) of Regulation S-X (“Investment Rule”) also has been implicated since July 2, 2018. The Investment Rule prohibits public accounting firms, or covered person professionals and their immediate family members, from having certain direct financial investments in their audit clients and affiliated entities. EY informed the registrant that a pension trust of a non-US affiliated entity of EY had previously made, and as of July 18, 2018 maintained, an investment in a fund (“Hermes Fund”) managed by Hermes Alternative Investment Management Limited (“HAIML”), which is a wholly owned subsidiary of Hermes Fund Managers Limited (“HFML”). The pension trust’s investment in the Hermes Fund involves the Investment Rule because an indirect wholly owned subsidiary of Federated Investors, Inc. (an affiliate of the registrant’s adviser), acquired a 60% majority interest in HFML on July 2, 2018, effective July 1, 2018 (“Hermes Acquisition”). The pension trust first invested in the Hermes Fund in 2007, well prior to the Hermes Acquisition. The pension trust’s investment represented less than 3.3% of the Hermes Fund’s assets as of July 18, 2018. EY subsequently informed the registrant that EY’s affiliated entity’s pension trust had submitted an irrevocable redemption notice to redeem its investment in the Hermes Fund. Pursuant to the redemption terms of the Hermes Fund, the pension trust’s redemption would not be effected until December 26, 2018 at the earliest. The redemption notice could not be revoked by the pension trust. The redemption notice would only be revoked by HAIML, as the adviser for Hermes Fund, if, and to the extent, the pension trust successfully sold its interest in the Hermes Fund in a secondary market transaction. EY also informed the registrant that the pension trust simultaneously submitted a request to HAIML to conduct a secondary market auction for the pension trust’s interests in the Hermes Fund. In addition, the only voting rights shareholders of the Hermes Fund had under the Hermes Fund’s governing documents relate to key appointments, including the election of the non-executive members of the Hermes Fund’s committee, the appointment of the Hermes Fund’s trustee and the adoption of the Hermes Fund’s financial statements. The next meeting of the Hermes Fund at which shareholders can vote on the election of members to the Hermes Fund’s committee is not until June 2019, and the size of the pension trust’s investment in the Hermes Fund would not allow it to unilaterally elect a committee member or the trustee. EY does not audit the Hermes Fund and the Hermes Fund’s assets and operations are not consolidated in the registrant’s financial statements that are subject to audit by EY. Finally, no member of EY’s audit team that provides audit services to the registrant is a beneficiary of EY’s affiliated entity’s pension trust. Management reviewed this matter with the registrant’s Audit Committee, and, based on that review, as well as a letter from EY to the registrant dated July 26, 2018, in which EY indicated that it had determined that this matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant and the belief that a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit, the registrant’s management and Audit Committee made a determination that such matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant. On August 29, 2018, EY informed the registrant that EY’s affiliated entity’s pension trust sold its entire interest in the Hermes Fund, effective as of August 28, 2018.

If it were to be determined that, with respect to the Loan Rule, the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, and/or given the implication of the Investment Rule for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 20, 2019

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 20, 2019